Deferred Income Tax - Summary of Deferred Income Tax Liabilities (Taxable Temporary Differences) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Taxable temporary differences principally attributable to accelerated tax depreciation and fair value adjustments arising on acquisition	$ 3,312	$ 3,218
Leased right-of-use assets	250	314
Investment in subsidiaries	159	164
Surpluses on Group retirement benefit schemes	30	9
Revaluation of derivative financial instruments to fair value	10	15
Rolled-over capital gains	20	22
Total	$ 3,781	$ 3,742